CAPITAL STOCK (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	101,165,307	82,371,853	33,848,520